Equity-Based Compensation Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Fair Value of Unvested Awards
The following table presents the fair value of unvested unit-based awards related to the strategic performance units and phantom units:

	Vesting Period (years)	Unrecognized Compensation Expense at December 31, 2016 (millions)	Estimated Forfeiture Rate	Weighted-Average Remaining Vesting (years)
DCP Midstream LTIP:
Strategic Performance Units (SPUs)	3	$6	0%-11%	2
Phantom Units	1-3	$5	0%-11%	2

Schedule of Award Activity
The following tables presents information related to SPUs:

	Units	Grant Date Weighted-Average Price Per Unit	Measurement Date Weighted-Average Price Per Unit
Outstanding at January 1, 2014	230,900	$39.30
Granted	116,790	$54.05
Forfeited	(13,828)	$40.75
Vested (a)	(114,499)	$37.72
Outstanding at December 31, 2014	219,363	$47.89
Granted	111,930	$43.25
Forfeited	(29,283)	$48.02
Vested (b)	(93,551)	$41.02
Outstanding at December 31, 2015	208,459	$48.46
Granted	131,610	$45.31
Forfeited	(8,463)	$46.27
Vested (c)	(98,295)	$54.05
Outstanding at December 31, 2016	233,311	$44.41	$45.86
Expected to vest	219,844	$44.35	$45.98

(a) The 2012 grants vested at 115%.
(b) The 2013 grants vested at 115%.
(c) The 2014 grants vested at 130%.
The following table presents information related to Phantom Units:

	Units	Grant Date Weighted-Average Price Per Unit	Measurement Date Weighted-Average Price Per Unit
Outstanding at January 1, 2014	207,522	$40.18
Granted	122,650	$53.73
Forfeited	(11,130)	$41.96
Vested	(147,840)	$42.10
Outstanding at December 31, 2014	171,202	$48.11
Granted	147,540	$47.84
Forfeited	(17,400)	$48.40
Vested	(96,974)	$44.00
Outstanding at December 31, 2015	204,368	$49.85
Granted	132,870	$45.33
Forfeited	(3,240)	$48.62
Vested	(126,681)	$50.13
Outstanding at December 31, 2016	207,317	$46.80	$45.97
Expected to vest	185,785	$46.72	$45.90

Schedule of Awards Vested
The following table presents the fair value of units vested and the unit-based liabilities paid for unit based awards related to the phantom units:

	Units	Fair Value of Units Vested	Unit-Based Liabilities Paid
		(millions)
Vested or paid in cash in 2014	147,840	$5	$5
Vested or paid in cash in 2015	96,974	$3	$5
Vested or paid in cash in 2016	126,681	$4	$5
The following table presents the fair value of units vested and the unit-based liabilities paid for unit-based awards related to the strategic performance units:

	Units	Fair Value of Units Vested	Unit-Based Liabilities Paid
		(millions)
Vested or paid in cash in 2014	114,499	$7	$8
Vested or paid in cash in 2015	93,551	$4	$7
Vested or paid in cash in 2016	98,295	$7	$4